Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Equity investments[a]	—	816	—	1,095
Contingent consideration	60	25	55	136
Other	98	16	110	61
	158	857	165	1,292
aThe majority of equity investments are unlisted.